NAB Exchangeable
Preferred Trust

Independent Auditors' Report

Financial Statements
December 31, 2000 and 1999

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page

INDEPENDENT AUDITORS' REPORT                                                 1

FINANCIAL STATEMENTS:

   Statement of Net Assets, December 31, 2000                                2

   Schedule of Investments, December 31, 2000                                3

   Statement of Operations for the Year Ended December 31, 2000              4

   Statements of Changes in Net Assets for the Years Ended
     December 31, 2000 and 1999                                              5

   Notes to Financial Statements                                             6-8

   Financial Highlights                                                      9

                                                                        Deloitte
                                                                        & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
NAB Exchangeable Preferred Trust

We have audited the accompanying statement of net assets, including the schedule of investments of NAB Exchangeable Preferred Trust (the "Trust") as of December 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of NAB Exchangeable Preferred Trust as of December 31, 2000, the results of its operations for the year then ended, and the changes in its net assets for the years ended December 31, 2000 and 1999 and the financial highlight for each of the periods presented, in conformity with principles generally accepted in the United States of America.

As explained in Note 2, the financial statements of the Trust include securities valued at $439,489,083 (99.9% of the Trust's net assets), whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Trustees in arriving at its estimate of value of such securities and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.




March 22, 2002


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NAB EXCHANGEABLE PREFERRED TRUST


STATEMENT OF NET ASSETS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS

INVESTMENTS - At value (amortized cost $435,528,203) (Notes 2, 4 and 8)   $439,489,083

CASH                                                                               263
                                                                          ------------

TOTAL ASSETS                                                              $439,489,346
                                                                          ============

NET ASSETS                                                                $439,489,346
                                                                          ============

COMPOSITION OF NET ASSETS

TRUST UNITS EXCHANGEABLE FOR PREFERENCE SHARES ("TrUEPrS") -
No par value; 18,004,000 shares issued and outstanding (Note 9)           $435,473,135

UNREALIZED APPRECIATION OF INVESTMENTS                                       3,960,880

UNDISTRIBUTED NET INVESTMENT INCOME                                             55,331
                                                                          ------------

NET ASSETS                                                                $439,489,346
                                                                          ============

NET ASSET VALUE PER TrUEPrS                                               $      24.41
                                                                          ============

See notes to financial statements


                                       2
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NAB EXCHANGEABLE PREFERRED TRUST


SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

         Securities                        Par           Maturity       Amortized           Market
        Description                       Value            Date            Cost             Value


DEBT SECURITIES:
    Cuzzano (IJK) Company, 8%,
      Mandatorily Redeemable Debt      $450,100,000      12/31/2047      $435,528,203     $435,528,203
                                       ------------                      ------------     ------------



                                       $450,100,000                       435,528,203      435,528,203
                                       ============
ADS PURCHASE CONTRACT:
   National Australia Bank Limited
      Preference Share Purchase
         Agreement                                                                  -        3,960,880
                                                                         ------------     ------------

TOTAL                                                                    $435,528,203     $439,489,083
                                                                         ============     ============

See notes to financial statements.


                                       3
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NAB EXCHANGEABLE PREFERRED TRUST


SCHEDULE OF OPERATIONS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

INTEREST INCOME                                                     $36,032,938
                                                                    -----------

EXPENSES:
    Administrative fees and expenses                                    100,000
    Legal fees                                                           60,000
    Accounting fees                                                      19,500
    Printing and mailing expense                                         15,000
    Trustees' fees (Note 5)                                              12,000
    Other expenses                                                       31,986
                                                                    -----------

           Total fees and expenses                                      238,486

EXPENSE REIMBURSEMENT (Note 7)                                         (238,486)
                                                                    -----------
           Total expenses - net                                           -
                                                                    -----------

NET INVESTMENT INCOME                                                36,032,938

CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS                      3,960,880
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $39,993,818
                                                                    ===========

See notes to financial statements.


                                       4
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NAB EXCHANGEABLE PREFERRED TRUST


STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999
--------------------------------------------------------------------------------

                                                               2000              1999

OPERATIONS:
    Net investment income                                 $  36,032,938    $  36,030,999
    Change in unrealized appreciation of investments          3,960,880                -
                                                          -------------    -------------

          Net increase in net assets from operations         39,993,818       36,030,999
                                                          -------------    -------------

DISTRIBUTIONS -
    Net investment income (Note 3)                          (36,008,000)     (36,008,000)
                                                          -------------    -------------

          Net decrease in net assets from distributions     (36,008,000)     (36,008,000)
                                                          -------------    -------------

TOTAL INCREASE IN NET ASSETS                                  3,985,818           22,999

NET ASSETS, BEGINNING OF YEAR                               435,503,528      435,480,529
                                                          -------------    -------------

NET ASSETS, END OF YEAR                                   $ 439,489,346    $ 435,503,528
                                                          =============    =============

See notes to financial statements.


                                       5
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NAB EXCHANGEABLE PREFERRED TRUST


NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000 AND 1999
--------------------------------------------------------------------------------

1.   ORGANIZATION

     NAB Exchangeable Preferred Trust ("Trust") was established on July 28, 1998 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In September 1998, the Trust sold Trust Units Exchangeable for Preference Shares (each, a "TrUEPrS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase 8% Mandatorily Redeemable Debt Securities due December 31, 2047 issued by Cuzzano (UK) Company (the "U.K. Company") and entered into a purchase contract with an affiliate of National Australia Bank Limited ("NAB" or the "Company") for American Depository Receipts ("ADRs") evidencing, for each TrUEPrS, one American Depository Share ("ADS") representing two fully-paid preference shares issued by NAB, an Australian corporation. The U.K. Company is also an affiliate of NAB. The TrUEPrS will be exchangeable for the ADRs pursuant to the contract on December 31, 2047 ("Exchange Date") or sooner at the occurrence of an Exchange Event and the Trust will thereafter terminate.

     Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles.

     Valuation of Investments - The value of the Debt Securities held by the Trust will be determined in good faith by the Board of Trustees pursuant to procedures adopted by them. The ADSs Purchase Contract held by the Trust is valued at the bid price received by the Trust at the end of the period from an independent broker-dealer firm unaffiliated with the Trust who is in the business of making bids on financial instruments similar to the contract and with terms comparable hereto. The Board of Trustees has reviewed those methodologies used by the broker-dealer and believes the valuation to be appropriate.

     Investment Transactions - Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses are accounted for on the specific identification method.

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.


                                       6
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3.   DISTRIBUTIONS

     The Trust distributes to holders $2.00 per TrUEPrS per annum from the interest payments received by the Trust on the Debt Securities. Distributions of $.50 per TrUEPrS are payable quarterly in arrears on each Dividend Payment Date to holders of record on the immediately preceding Record Date, except for the first distribution on December 31, 1998, which was $.5055 per TrUEPrS.

4.   PURCHASES AND SALES OF INVESTMENT

     Purchase of the U.K. Company Debt Securities for the period ended December 31, 1998 totaled $435,473,135. There was no sales of investments during the years ended December 31, 2000 and 1999.

5.   TRUSTEES FEES

     Each of the three Trustees is paid a quarterly fee of $1,000 for their services during the life of the Trust. Such fees and anticipated out-of-pocket expenses of each Trustee will be paid by the Jersey Holding Company pursuant to an expense agreement between it and The Bank of New York.

6.   INCOME TAXES

     The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

     Unrealized appreciation of investments at December 31, 2000 totaled $3,960,880. The amortized cost of investment securities for Federal income tax purposes was $435,528,203 at December 31, 2000.

7.   OFFERING AND ORGANIZATIONAL COSTS

     The estimated expenses incurred by the Trust in connection with the offering of the TrUEPrS is $543,865, representing offering expenses of $511,865 and organizational expenses of $32,000. The offering and organizational expenses were paid by the Administrator by an affiliate of NAB. As of December 31, 2000, $510,966 had been paid by the Administrator for these expenses.

8.   OPERATING EXPENSES AND RELATED TRANSACTIONS

     The annual administrative and other operating expenses of the Trust are estimated to be $310,000. Such amounts are estimated quarterly and paid to the Administrator by an affiliate of NAB. Expenses incurred in excess of this amount will be paid by an affiliate of NAB.

     Cash of $66,821, received by the Administrator from an affiliate of NAB for the payment of offering expenses and administrative and related operating expenses of the Trust, has not been included in the Trust's financial statements since the amount does not represent Trust property. At December 31, 2000, $493,920 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.


                                       7
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9.   ADS PURCHASE CONTRACT

     On September 29, 1988, the Trust entered into an ADS Purchase Contract (the "Contract") with an affiliate of NAB. Pursuant to such contract, each of the TrUEPrS will be exchanged on the Exchange Date, or sooner at the occurrence of an Exchange Event, for either (1) ADRs evidencing, for each TrUEPrS, one ADS representing two fully-paid preference shares, liquidation preference US$12.50 per share issued by NAB or (2) cash in an amount of US$25 per TrUEPrS, plus the accrued dividend distributions thereon for the current quarterly dividend period. See the Trust's original prospectus dated September 23, 1998 for the circumstances under which each would occur.

     NAB's obligations under the Contracts are collateralized by ADRs evidencing 18,004,000 ADS, each representing two fully paid preference shares issued by NAB, which are being held in the custody of the Trust's custodian, The Bank of New York.

     As of December 31, 2000, no active market exists for the Contract. The Contract is valued by determining the market price of one TrUEPrS as of the close of the New York Stock Exchange (the "NYSE") on December 31, 2000, less the present value of the remaining quarterly payments to be made on each TrUEPrS as of December 31, 2000. The resulting present value of the expected future quarterly payments to each TrUEPrS is less than the market price of each TrUEPrS at December 31, 2000; accordingly, the Contract value is the difference. For purposes of determining the NAV of each TrUEPrS, the value of the Contract is determined to be $3,960,880.

10.  CAPITAL SHARE TRANSACTIONS

     On September 10, 1998, 4,000 TrUEPrS were sold to the underwriters of the TrUEPrS for $100,000. During the offering period, the Trust sold an additional 18,000,000 TrUEPrS to the public and received net proceeds of $435,373,135 ($450,000,000 less the sales commission of 14,115,000 and offering costs of $511,865). No TrUEPrS were sold or redeemed during the years ended December 31, 2000 and 1999. As of December 31, 2000, there were 18,004,000 TrUEPrS issued and outstanding with an aggregate cost, net of sales commission and offering costs, of $435,528,203.

                                   * * * * * *


                                       8
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NAB EXCHANGEABLE PREFERRED TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

     The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.

                                                                                               September 29,
                                                                                                   1998
                                                                                             (Commencement of
                                                                      Year Ended              Operations) to
                                                                      December 31,              December 31,
                                                                  2000            1999             1998

Per share operating performance for a TrUEPrS
    outstanding throughout the period:
    Investment income                                             $2.00           $2.00           $0.50
    Expenses                                                      (0.00)          (0.00)          (0.00)

Investment income - net                                            2.00            2.00            0.50

Distribution from income                                          (2.00)          (2.00)          (2.00)
Unrealized gain on investment                                      0.22
Adjustments to capital (commissions and offering                  (0.00)          (0.00)          (0.81)
   expenses)

Net increase in net asset value                                    0.22            0.00           (0.81)

Beginning net asset value                                         24.19           24.19           25.00

Ending net asset value                                           $24.41          $24.19          $24.19

Ending market value                                              $24.44          $21.69          $25.75

Total investment return based on market value                     22.91%          (8.00)%          5.02%

Ratios/Supplemental data:
    Ratio of expenses to average net assets:
      Before reimbursement (1)                                     0.05%           0.07%           0.11%
      After reimbursement (1)                                      0.00%           0.00%           0.00%
    Ratio of net investment income to average net assets:
      Before reimbursement (1)                                     8.18%           8.20%           7.93%
      After reimbursement (1)                                      8.23%           8.27%           8.04%

Net assets, end of period (in thousands)                       $439,489        $435,504        $435,481

(1) Annualized